STOCKHOLDERS' EQUITY - Schedule of Additional Information Related To Warrants and Options (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Exercisable at initial exercise prices	$ 2.20	$ 10.85
Exercisable, Weighted Average Remaining Contractual Life (years)	1 year 1 month 6 days	6 years 6 months 11 days
Number of Shares Exercisable	210,853	203,000
Warrant [Member]
Number of Shares Outstanding	76,740,807
Exercisable, Weighted Average Remaining Contractual Life (years)	4 years 9 months 18 days
Number of Shares Exercisable	76,740,807
Warrant [Member] | Range of Exercise Price One [Member]
Range of Exercise Price Lower Limit	$ 1.00
Range of Exercise Price Upper limit	1.99
Exercisable at initial exercise prices	$ 1.24
Number of Shares Outstanding	75,251,835
Exercisable, Weighted Average Exercise Price	$ 1.24
Exercisable, Weighted Average Remaining Contractual Life (years)	4 years 9 months 18 days
Number of Shares Exercisable	75,251,835
Warrant [Member] | Range of Exercise Price Two [Member]
Range of Exercise Price Lower Limit	$ 2.00
Range of Exercise Price Upper limit	4.99
Exercisable at initial exercise prices	$ 2.52
Number of Shares Outstanding	677,733
Exercisable, Weighted Average Exercise Price	$ 2.52
Exercisable, Weighted Average Remaining Contractual Life (years)	4 years 8 months 12 days
Number of Shares Exercisable	677,733
Warrant [Member] | Range of Exercise Price Three [Member]
Range of Exercise Price Lower Limit	$ 5.00
Range of Exercise Price Upper limit	6.99
Exercisable at initial exercise prices	$ 6.40
Number of Shares Outstanding	551,305
Exercisable, Weighted Average Exercise Price	$ 6.40
Exercisable, Weighted Average Remaining Contractual Life (years)	4 years 4 months 24 days
Number of Shares Exercisable	551,305
Warrant [Member] | Range of Exercise Price Four [Member]
Range of Exercise Price Lower Limit	$ 7.00
Range of Exercise Price Upper limit	16.99
Exercisable at initial exercise prices	$ 10.05
Number of Shares Outstanding	240,265
Exercisable, Weighted Average Exercise Price	$ 10.05
Exercisable, Weighted Average Remaining Contractual Life (years)	4 years 1 month 6 days
Number of Shares Exercisable	240,265
Warrant [Member] | Range of Exercise Price Five [Member]
Range of Exercise Price Lower Limit	$ 17.00
Range of Exercise Price Upper limit	66.20
Exercisable at initial exercise prices	$ 64.52
Number of Shares Outstanding	19,669
Exercisable, Weighted Average Exercise Price	$ 64.52
Exercisable, Weighted Average Remaining Contractual Life (years)	2 years 1 month 6 days
Number of Shares Exercisable	19,669
Stock Options [Member]
Number of Shares Outstanding	219,206
Number of Shares Exercisable	210,853
Stock Options [Member] | Range of Exercise Price One [Member]
Range of Exercise Price Lower Limit	$ 1.00
Range of Exercise Price Upper limit	1.50
Exercisable at initial exercise prices	$ 1.06
Number of Shares Outstanding	21,540
Exercisable, Weighted Average Exercise Price	$ 1.06
Exercisable, Weighted Average Remaining Contractual Life (years)	6 years 6 months
Number of Shares Exercisable	17,480
Stock Options [Member] | Range of Exercise Price Two [Member]
Range of Exercise Price Lower Limit	$ 1.51
Range of Exercise Price Upper limit	1.99
Exercisable at initial exercise prices	$ 1.58
Number of Shares Outstanding	8,440
Exercisable, Weighted Average Exercise Price	$ 1.58
Exercisable, Weighted Average Remaining Contractual Life (years)	5 years 7 months 6 days
Number of Shares Exercisable	8,106
Stock Options [Member] | Range of Exercise Price Three [Member]
Range of Exercise Price Lower Limit	$ 2.00
Range of Exercise Price Upper limit	5.99
Exercisable at initial exercise prices	$ 2.31
Number of Shares Outstanding	187,356
Exercisable, Weighted Average Exercise Price	$ 2.31
Exercisable, Weighted Average Remaining Contractual Life (years)	1 month 6 days
Number of Shares Exercisable	183,397
Stock Options [Member] | Range of Exercise Price Four [Member]
Range of Exercise Price Lower Limit	$ 6.00
Range of Exercise Price Upper limit	9.63
Exercisable at initial exercise prices	$ 9.63
Number of Shares Outstanding	1,870
Exercisable, Weighted Average Exercise Price	$ 9.63
Exercisable, Weighted Average Remaining Contractual Life (years)	2 years
Number of Shares Exercisable	1,870
Stock Options [Member]
Exercisable, Weighted Average Remaining Contractual Life (years)	10 months 24 days